Commitments and Contingencies - Schedule of Commitments (Detail) - Dec. 31, 2017 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Disclosure of commitments [line items]
Contractual commitments	$ 13,186,926	$ 666,454
2018 [member]
Disclosure of commitments [line items]
Contractual commitments	11,920,981
1 to 3 years [member]
Disclosure of commitments [line items]
Contractual commitments	$ 1,265,945